REVENUES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
REVENUES

NOTE 9 - REVENUES:

Revenue streams:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025

Revenues from sales of precision metal parts	$1,491	$979	$2,358	$2,332
Smart Carts:
Products	4,306	-	6,496	-
Services	107	181	367	375
Revenues from the Cust2Mate Platform (*)	4,413	181	6,863	375
Total	$5,904	$1,160	$9,221	$2,707

For the three and six months ended June 30, 2026, the Company recognized revenues of $nil and $2,199 respectively, under bill-and-hold arrangements.

(*)	When consideration is received over a period exceeding 12 months, the Company adjusts the transaction price to reflect the time value of money. Revenue is recognized at the discounted present value, and the unwinding of the discount is recognized as interest income over the payment period. As of June 30, 2026, long-term trade receivables amounted to $6,250.